Liquidity, Going Concern and Management Plans (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 38,864						$ 38,864		$ 7,624
Working capital deficit	(189,100)						(189,100)
Accumulated deficit	(458,632)						(458,632)		(56,123)
Net loss	$ (274,117)	$ (73,604)	$ (56,343)	$ (6,909)	$ (3,365)	$ (2,867)	(404,064)	$ (13,141)	(38,127)	$ (129,312)
Net cash provided by (used in) operating activities							$ (72,450)	$ 1,257
FaceBank Group, Inc Pre-Merger [Member]
Cash			81						7,624	31
Working capital deficit			(31,400)						(49,600)
Accumulated deficit			(111,593)						(56,123)	(21,763)
Net loss			(56,343)			(2,867)			(38,127)	(13,092)
Net cash provided by (used in) operating activities			$ (7,478)			$ (582)			$ 1,731	$ (3,153)